UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2007

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         August 3, 2007
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $235,333,828 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A F L A C Inc
COMMON
001055102
1,697,742.00
33,030
x
ALL
25,530

7,500
Abbott Laboratories
COMMON
002824100
428,400.00
8,000
x
ALL
5,300

2,700
Alcon Inc
COMMON
H01301102
4,403,462.40
32,640
x
ALL
25,740

6,900
Altria Group Inc
COMMON
02209S103
4,759,209.42
67,853
x
ALL
41,966

25,887
Amgen Incorporated
COMMON
031162100
4,821,288.00
87,200
x
ALL
61,765

25,435
Apache Corp
COMMON
037411105
847,312.15
10,385
x
ALL
3,538

6,847
Applied Materials Inc
COMMON
038222105
2,208,252.45
111,135
x
ALL
90,580

20,555
A T & T Inc.
COMMON
00206R102
633,082.50
15,255
x
ALL
9,212

6,043
Automatic Data Processing
COMMON
053015103
4,947,914.69
102,082
x
ALL
83,875

18,207
BB&T Corporation
COMMON
054937107
575,133.84
14,138
x
ALL
7,128

7,010
BP PLC Sponsored ADRs
COMMON
055622104
798,661.94
11,071
x
ALL
7,887

3,184
Bank Of America Corp
COMMON
060505104
3,556,796.39
72,751
x
ALL
45,969

26,782
Becton Dickinson & Co.
COMMON
075887109
3,798,382.50
50,985
x
ALL
40,755

10,230
Bed Bath & Beyond
COMMON
075896100
6,369,546.19
176,981
x
ALL
135,610

41,371
Berkshire Hathaway Cl A
COMMON
084670108
437,900.00
4
x
ALL
2

2
Berkshire Hathaway Cl B
COMMON
084670207
2,152,185.00
597
x
ALL
441

156
Biomet Incorporated
COMMON
090613100
2,912,318.28
63,699
x
ALL
42,199

21,500
Bristol-Myers Squibb Co
COMMON
110122108
219,342.00
6,950
x
ALL
3,400

3,550
C S X Corp
COMMON
126408103
258,759.20
5,740
x
ALL
1,740

4,000
Cameron Intl Corporation
COMMON
13342B105
5,453,161.00
76,300
x
ALL
64,055

12,245
Canon, Incorporated
COMMON
138006309
214,182.60
3,653
x
ALL
0

3,653
Capital One Financial Cp
COMMON
14040H105
262,438.67
3,346
x
ALL
1,149

2,197
Carmax Inc
COMMON
143130102
4,753,710.00
186,420
x
ALL
148,470

37,950
Carnival Corp.
COMMON
143658300
4,919,673.75
100,875
x
ALL
83,205

17,670










Page Total


61,428,854.97





















06/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















ChevronTexaco Corporation
COMMON
166764100
537,282.72
6,378
x
ALL
3,258

3,120
Cisco Systems Inc
COMMON
17275R102
371,101.25
13,325
x
ALL
0

13,325
Citigroup Inc
COMMON
172967101
1,428,785.53
27,857
x
ALL
20,433

7,424
Coca Cola Company
COMMON
191216100
228,385.46
4,366
x
ALL
2,540

1,826
Dentsply Intl Inc
COMMON
249030107
539,466.00
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
819,168.21
9,491
x
ALL
8,006

1,485
Donaldson
COMMON
257651109
4,245,914.25
119,435
x
ALL
93,805

25,630
Ecolab, Inc.
COMMON
278865100
966,514.50
22,635
x
ALL
16,460

6,175
Electronic Arts
COMMON
285512109
3,213,028.00
67,900
x
ALL
52,400

15,500
Emerson Electric Co
COMMON
291011104
686,790.00
14,675
x
ALL
11,350

3,325
Equitable Res Inc
COMMON
294549100
495,600.00
10,000
x
ALL
10,000

0
Extra Space Storage Inc
COMMON
30225T102
361,597.50
21,915
x
ALL
19,415

2,500
Exxon Mobil Corporation
COMMON
30231G102
6,286,386.60
74,945
x
ALL
42,245

32,700
Fastenal Co
COMMON
311900104
5,847,632.70
139,695
x
ALL
112,605

27,090
Freddie Mac Voting Shs
COMMON
313400301
2,843,795.00
46,850
x
ALL
36,875

9,975
Fortune Brands Inc
COMMON
349631101
866,944.25
10,525
x
ALL
6,450

4,075
General Electric Company
COMMON
369604103
11,861,997.01
309,875
x
ALL
224,585

85,290
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
3,078,518.08
58,784
x
ALL
45,299

13,485
H C C Insurance Holdings
COMMON
404132102
310,713.00
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
686,254.87
28,907
x
ALL
17,900

11,007
Int'l Business Machines
COMMON
459200101
253,021.00
2,404
x
ALL
4

2,400
Johnson & Johnson
COMMON
478160104
1,024,309.26
16,623
x
ALL
12,235

4,388
J P Morgan Chase & Co
COMMON
46625H100
585,808.95
12,091
x
ALL
11,351

740
Kndr Mrgn Enrgy Prtnrs LP
COMMON
494550106
275,950.00
5,000
x
ALL
0

5,000










Page Total


47,814,964.14





















06/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Linear Technology Corp
COMMON
535678106
5,705,405.10
157,695
x
ALL
132,055

25,640
Lowes Companies Inc
COMMON
548661107
4,570,201.35
148,915
x
ALL
103,595

45,320
Markel Corp
COMMON
570535104
10,708,776.00
22,100
x
ALL
22,100

0
Marlin Busns Srvcs Corp.
COMMON
571157106
4,301,103.85
201,835
x
ALL
164,600

37,235
Medtronic Inc
COMMON
585055106
6,971,073.06
134,421
x
ALL
93,241

41,180
Merck & Co Inc
COMMON
589331107
230,687.59
4,632
x
ALL
1,032

3,600
Mercury General Corp
COMMON
589400100
3,357,576.75
60,925
x
ALL
47,695

13,230
Microsoft Corp
COMMON
594918104
5,003,298.72
169,776
x
ALL
130,175

39,601
Noble Corp
COMMON
G65422100
3,650,173.60
37,430
x
ALL
32,155

5,275
Norfolk Southern Corp
COMMON
655844108
354,847.50
6,750
x
ALL
2,350

4,400
PNC Finl Svcs Group
COMMON
693475105
1,102,332.00
15,400
x
ALL
15,400

0
PPG Industries
COMMON
693506107
426,216.00
5,600
x
ALL
5,300

300
Paychex Inc
COMMON
704326107
3,571,298.09
91,291
x
ALL
72,795

18,496
Pepsico Incorporated
COMMON
713448108
7,039,467.50
108,550
x
ALL
80,680

27,870
PetSmart, Inc.
COMMON
716768106
5,714,607.25
176,105
x
ALL
142,555

33,550
Pfizer Incorporated
COMMON
717081103
1,074,417.85
42,019
x
ALL
5,300

36,719
Plum Creek Timber Co
COMMON
729251108
660,269.34
15,849
x
ALL
5,561

10,288
Portfolio Rcovry Assoc
COMMON
73640Q105
5,542,246.80
92,340
x
ALL
74,815

17,525
Principal Financial Group
COMMON
74251V102
2,583,121.35
44,315
x
ALL
37,535

6,780
Procter & Gamble Co
COMMON
742718109
6,149,595.00
100,500
x
ALL
77,485

23,015
Ryl Dtch Shell PLC A   WI
COMMON
780259206
622,479.20
7,666
x
ALL
1,666

6,000
SLM Corp
COMMON
78442P106
5,511,557.60
95,720
x
ALL
81,105

14,615
The Southern Company
COMMON
842587107
360,765.09
10,521
x
ALL
3,250

7,271
Suntrust Banks Inc
COMMON
867914103
460,252.32
5,368
x
ALL
4,868

500










Page Total


85,671,768.91


























06/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Sysco Corp
COMMON
871829107
7,052,858.27
213,788
x
ALL
165,182

48,606
3M Company
COMMON
88579Y101
5,804,600.95
66,881
x
ALL
50,835

16,046
Techne Corp.
COMMON
878377100
2,870,511.75
50,175
x
ALL
40,775

9,400
Tiffany & Co New
COMMON
886547108
353,379.60
6,660
x
ALL
3,660

3,000
Torchmark Corporation
COMMON
891027104
201,000.00
3,000
x
ALL
0

3,000
UDR, Inc.
COMMON
902653104
307,710.00
11,700
x
ALL
1,900

9,800
United Parcel Service B
COMMON
911312106
625,610.00
8,570
x
ALL
2,670

5,900
United Technologies Corp
COMMON
913017109
453,952.00
6,400
x
ALL
0

6,400
Varian Medical Systems
COMMON
92220P105
6,757,814.70
158,970
x
ALL
128,090

30,880
Vodafone Group Plc Adr
COMMON
92857W209
724,356.57
21,539
x
ALL
6,812

14,727
Wachovia Corp New
COMMON
929903102
1,148,436.75
22,409
x
ALL
18,506

3,903
Washington Mutual Inc
COMMON
939322103
1,674,046.40
39,260
x
ALL
30,985

8,275
Wshngtn Real Est Invst Tr
COMMON
939653101
391,850.00
11,525
x
ALL
3,675

7,850
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,517,290.79
69,113
x
ALL
54,742

14,371
Wells Fargo & Co New
COMMON
949746101
260,258.00
7,400
x
ALL
1,800

5,600
Western Union
COMMON
959802109
4,502,508.65
216,155
x
ALL
172,610

43,545
Wilmington Trust Corp
COMMON
971807102
460,345.90
11,090
x
ALL
3,150

7,940
Wyeth
COMMON
983024100
1,311,709.84
22,876
x
ALL
11,947

10,929










Page Total


40,418,240.17


























Grand Total


235,333,828.19

















